SEGMENT INFORMATION (Tables)	6 Months Ended
Jun. 30, 2024
SEGMENT INFORMATION
Schedule of disaggregated revenue information
	Individuals and communities	Institutions and payers	Others	Total
Six months ended June 30, 2024 (unaudited):

Europe	-	6,557	-	6,557
Israel	10,195	10,745	-	20,940
Row	-	-	372	372

Total revenues	10,195	17,302	372	27,869

Six months ended June 30, 2023 (unaudited):

Europe	-	6,831	-	6,831
Israel	10,909	10,716	-	21,625
Row	-	-	549	549

Total revenues	10,909	17,547	549	29,005
	Individuals and communities	Institutions and payers	Others	Total

Year ended December 31, 2023 (audited):

Europe	-	14,067	-	14,067
Israel	20,913	21,179	-	42,092
Row	-	-	916	916

Total revenues	20,913	35,246	916	57,075

Schedule of revenue from geographic segments
	Six months ended June 30,		Year ended December 31,
	2024	2023	2023
	Unaudited		Audited

Europe	(1,699)	(2,672)	(5,347)
Israel	3,912	3,976	8,424
Row	(2,195)	(1,488)	(3,622)

	18	(184)	(545)
Unallocated income and expenses:
Corporate and R&D expenses	(3,525)	(3,737)	(6,263)
Other expenses	(415)	(529)	(2,198)

Operating loss	(3,922)	(4,450)	(9,006)
Financial income, net	497	3,036	3,042

Loss before taxes on income	(3,425)	(1,414)	(5,964)